Prepayments, Other Receivables and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets, Net
	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Non-current
Prepayments	2,604	85
Deposits	17,844	110,127
Other receivables	1,642	24
Total	22,090	110,236
Current
Prepayments	13,881	27,628
Deposits	735	116
Other receivables	9,474	7,587
	24,090	35,331
Less: provision	(2,978)	(20)
Total	21,112	35,311

Schedule of Movements in Allowance for ECLs	The movements in allowance for ECLs are as follows:
	2023	2022
	RMB’000	RMB’000
At the beginning of the year	20	—	*
Impairment losses, net	2,958	20
Amount written off as uncollectible	—	—
At the end of the year	2,978	20
*	Less than RMB1,000